Share Capital - Summary Of Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Warrants Outstanding [Line Items]
Number of warrants, beginning balance (in shares)	9,842,000	6,183,000
Number of warrants, exercised (in shares)	(12,000)	(721,000)
Number of warrants, forfeited (in shares)	(9,830,000)	(285,000)
Number of warrants, ending balance (in shares)	0	9,842,000
Weighted average exercise price, beginning balance (in dollars per share)	$ 9.63	$ 7.80
Weighted average exercise price, exercised (in dollars per share)	4.24	6.15
Weighted average exercise price, forfeited (in dollars per share)	$ 9.54	11.64
Weighted average exercise price, ending balance (in dollars per share)		$ 9.63
Bluma
Disclosure of Detailed Information About Warrants Outstanding [Line Items]
Number of warrants, Bluma replacement warrants (in shares)		4,665,000
Weighted average exercise price, Bluma replacement warrants (in dollars per share)		$ 11.64